AB Taxable Multi-Sector Income Shares

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 69.8%
Industrial – 47.6%
Basic – 2.5%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	$1,600	$1,644,608
EI du Pont de Nemours and Co. 1.70%, 07/15/2025	1,265	1,304,101
Georgia-Pacific LLC 0.625%, 05/15/2024(a)	1,750	1,754,007
Glencore Finance Canada Ltd. 4.95%, 11/15/2021(a)	505	511,419
Glencore Funding LLC 3.00%, 10/27/2022(a)	225	231,269
LyondellBasell Industries NV 5.75%, 04/15/2024	2,000	2,240,880

		7,686,284

Capital Goods – 4.9%
3M Co. 2.00%, 02/14/2025	1,735	1,813,075
Eaton Corp. 2.75%, 11/02/2022	1,265	1,303,456
General Dynamics Corp. 3.25%, 04/01/2025	1,665	1,808,556
Illinois Tool Works, Inc. 3.50%, 03/01/2024	1,550	1,660,872
Parker-Hannifin Corp. 2.70%, 06/14/2024	1,000	1,055,100
Raytheon Technologies Corp. 2.80%, 03/15/2022	2,175	2,204,515
Republic Services, Inc. 2.50%, 08/15/2024	1,000	1,051,890
Trane Technologies Luxembourg Finance SA 3.55%, 11/01/2024	2,000	2,163,540
Waste Management, Inc. 2.40%, 05/15/2023	1,630	1,684,572

		14,745,576

Communications - Media – 2.6%
Fox Corp. 3.666%, 01/25/2022	1,350	1,371,829
4.03%, 01/25/2024	435	470,474
Omnicom Group, Inc./Omnicom Capital, Inc. 3.65%, 11/01/2024	800	872,592
TWDC Enterprises 18 Corp. 2.35%, 12/01/2022	250	256,735
ViacomCBS, Inc. 3.70%, 08/15/2024	2,100	2,266,656
Walt Disney Co. (The) 0.385% (LIBOR 3 Month + 0.25%), 09/01/2021(b)	725	725,160
1.65%, 09/01/2022	500	507,875
3.00%, 09/15/2022	1,500	1,545,435

		8,016,756

	Principal Amount (000)	U.S. $ Value

Communications - Telecommunications – 1.5%
AT&T, Inc. 2.625%, 12/01/2022	$355	$363,964
Rogers Communications, Inc. 3.00%, 03/15/2023	2,000	2,068,860
Verizon Communications, Inc. 3.50%, 11/01/2024	2,000	2,167,220

		4,600,044

Consumer Cyclical - Automotive – 1.0%
BMW Finance NV 2.25%, 08/12/2022(a)	675	688,675
Toyota Motor Credit Corp. 1.35%, 08/25/2023	2,160	2,202,185

		2,890,860

Consumer Cyclical - Entertainment – 0.6%
YMCA of Greater New York 2.303%, 08/01/2026	1,765	1,790,981

Consumer Cyclical - Other – 3.9%
DR Horton, Inc. 2.50%, 10/15/2024	2,875	3,017,197
Las Vegas Sands Corp. 3.20%, 08/08/2024	2,885	3,012,834
Lennar Corp. 4.50%, 04/30/2024	2,725	2,967,034
Marriott International, Inc./MD 3.60%, 04/15/2024	350	373,419
3.75%, 03/15/2025	1,075	1,158,098
PulteGroup, Inc. 5.50%, 03/01/2026	1,000	1,171,340

		11,699,922

Consumer Cyclical - Restaurants – 0.7%
Starbucks Corp. 1.30%, 05/07/2022	2,000	2,016,260

Consumer Cyclical - Retailers – 3.0%
Costco Wholesale Corp. 2.75%, 05/18/2024	1,000	1,059,620
NIKE, Inc. 2.40%, 03/27/2025	2,250	2,385,135
Target Corp. 2.25%, 04/15/2025	1,665	1,754,394
VF Corp. 2.40%, 04/23/2025	1,670	1,754,185
Walmart, Inc. 3.40%, 06/26/2023	1,570	1,658,061
3.30%, 04/22/2024	500	535,335

		9,146,730

	Principal Amount (000)	U.S. $ Value

Consumer Non-Cyclical – 11.1%
Abbott Laboratories 2.95%, 03/15/2025	$1,300	$1,398,527
AbbVie, Inc. 2.30%, 11/21/2022	1,325	1,358,284
2.90%, 11/06/2022	1,000	1,031,740
AmerisourceBergen Corp. 0.737%, 03/15/2023	1,585	1,587,853
3.25%, 03/01/2025	1,350	1,451,628
Amgen, Inc. 2.65%, 05/11/2022	1,600	1,626,608
3.625%, 05/22/2024	1,000	1,077,250
Archer-Daniels-Midland Co. 2.75%, 03/27/2025	2,500	2,667,250
Baxalta, Inc. 3.60%, 06/23/2022	23	23,529
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,249,088
Biogen, Inc. 3.625%, 09/15/2022	1,479	1,532,895
Bristol-Myers Squibb Co. 2.60%, 05/16/2022	1,025	1,044,629
2.75%, 02/15/2023	225	232,999
3.25%, 02/20/2023	784	817,837
Cardinal Health, Inc. 3.20%, 03/15/2023	1,000	1,043,340
CommonSpirit Health 2.76%, 10/01/2024	1,000	1,053,500
CVS Health Corp. 2.75%, 12/01/2022	2,175	2,232,746
DH Europe Finance II Sarl 2.05%, 11/15/2022	1,850	1,892,088
Gilead Sciences, Inc. 1.95%, 03/01/2022	565	569,780
3.70%, 04/01/2024	1,300	1,397,006
Hershey Co. (The) 0.90%, 06/01/2025	1,300	1,310,244
Johnson & Johnson 2.25%, 03/03/2022	1,335	1,349,164
PepsiCo, Inc. 0.75%, 05/01/2023	750	756,645
3.50%, 07/17/2025	1,110	1,223,664
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,600	1,672,160
Zoetis, Inc. 3.25%, 02/01/2023	1,000	1,035,680

		33,636,134

Energy – 3.2%
Chevron Corp. 1.141%, 05/11/2023	1,665	1,689,758
Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023	750	802,545
Exxon Mobil Corp. 1.571%, 04/15/2023	1,655	1,690,285
2.992%, 03/19/2025	1,000	1,074,490

	Principal Amount (000)	U.S. $ Value

Husky Energy, Inc. 4.00%, 04/15/2024	$1,200	$1,286,316
MPLX LP 1.223% (LIBOR 3 Month + 1.10%), 09/09/2022(b)	1,250	1,250,800
Phillips 66 0.90%, 02/15/2024	1,900	1,901,292

		9,695,486

Services – 4.5%
Amazon.com, Inc. 2.40%, 02/22/2023	875	902,799
2.50%, 11/29/2022	1,305	1,337,181
Booking Holdings, Inc. 3.65%, 03/15/2025	1,000	1,093,770
eBay, Inc. 2.75%, 01/30/2023	1,500	1,550,610
3.80%, 03/09/2022	1,000	1,017,600
Mastercard, Inc. 2.00%, 03/03/2025	2,250	2,357,325
Moody’s Corp. 2.625%, 01/15/2023	750	773,257
4.50%, 09/01/2022	1,300	1,344,044
4.875%, 02/15/2024	500	549,450
PayPal Holdings, Inc. 2.20%, 09/26/2022	2,700	2,760,993

		13,687,029

Technology – 7.7%
Alphabet, Inc. 3.375%, 02/25/2024	1,500	1,614,990
Analog Devices, Inc. 2.50%, 12/05/2021	1,000	1,005,690
Apple, Inc. 2.40%, 05/03/2023	1,250	1,296,075
2.85%, 05/11/2024	250	265,523
3.00%, 02/09/2024	1,400	1,484,826
Autodesk, Inc. 4.375%, 06/15/2025	800	897,320
Baidu, Inc. 2.875%, 07/06/2022	375	381,799
Cisco Systems, Inc./Delaware 1.85%, 09/20/2021	1,650	1,651,303
Fidelity National Information Services, Inc. 0.375%, 03/01/2023	2,250	2,250,202
Fiserv, Inc. 2.75%, 07/01/2024	1,000	1,058,760
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	1,715	1,745,081
2.25%, 04/01/2023	500	513,610
Honeywell International, Inc. 0.38% (LIBOR 3 Month + 0.23%), 08/19/2022(b)	585	584,924
International Business Machines Corp. 2.85%, 05/13/2022	1,000	1,020,670

	Principal Amount (000)	U.S. $ Value

KLA Corp. 4.65%, 11/01/2024	$1,250	$1,395,963
Microsoft Corp. 2.375%, 02/12/2022	1,300	1,312,909
Oracle Corp. 2.95%, 11/15/2024	1,500	1,600,110
3.625%, 07/15/2023	500	529,970
QUALCOMM, Inc. 3.45%, 05/20/2025	1,800	1,969,344
salesforce.com, Inc. 3.25%, 04/11/2023	625	654,950

		23,234,019

Transportation - Airlines – 0.4%
Southwest Airlines Co. 4.75%, 05/04/2023	1,000	1,071,100

		143,917,181

Financial Institutions – 18.0%
Banking – 14.9%
American Express Co. 3.40%, 02/27/2023	1,300	1,359,280
Banco Santander SA 2.706%, 06/27/2024	1,000	1,055,050
Bank of America Corp. 0.536%, 05/28/2024	1,000	1,000,790
3.004%, 12/20/2023	615	636,162
3.093%, 10/01/2025	1,250	1,334,238
3.458%, 03/15/2025	500	534,245
Bank of New York Mellon Corp. (The) 2.661%, 05/16/2023	1,000	1,018,780
Capital One Bank USA NA 2.014%, 01/27/2023	1,600	1,612,560
Capital One Financial Corp. 3.90%, 01/29/2024	500	538,810
Citigroup, Inc. 1.678%, 05/15/2024	1,000	1,020,520
2.876%, 07/24/2023	1,800	1,842,894
Danske Bank A/S 1.179% (LIBOR 3 Month + 1.06%), 09/12/2023(a) (b)	2,250	2,274,682
Goldman Sachs Group, Inc. (The) 2.905%, 07/24/2023	1,500	1,535,070
2.908%, 06/05/2023	1,300	1,327,105
HSBC Holdings PLC 1.645%, 04/18/2026	1,710	1,735,889
ING Groep NV 1.059% (SOFR + 1.01%), 04/01/2027(b)	1,350	1,362,380
JPMorgan Chase & Co. 0.578% (SOFR + 0.54%), 06/01/2025(b)	1,300	1,300,819
1.514%, 06/01/2024	1,800	1,834,758
3.797%, 07/23/2024	725	770,994
Series Z 3.926% (LIBOR 3 Month + 3.80%), 11/01/2021(b) (c)	63	63,331
Lloyds Banking Group PLC 1.326%, 06/15/2023	1,350	1,360,044

	Principal Amount (000)	U.S. $ Value

Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	$1,300	$1,319,643
Mizuho Financial Group, Inc. 1.241%, 07/10/2024	2,000	2,026,820
Morgan Stanley 2.72%, 07/22/2025	1,000	1,052,710
3.737%, 04/24/2024	2,000	2,110,520
Nationwide Building Society 4.363%, 08/01/2024(a)	200	214,038
Natwest Group PLC 4.269%, 03/22/2025	2,000	2,172,020
PNC Bank NA 2.028%, 12/09/2022	1,475	1,483,791
State Street Corp. 2.825%, 03/30/2023	1,000	1,016,930
3.776%, 12/03/2024	1,000	1,076,810
Sumitomo Mitsui Financial Group, Inc. 2.784%, 07/12/2022	2,000	2,047,400
Toronto-Dominion Bank (The) 2.65%, 06/12/2024	1,000	1,059,080
Wells Fargo & Co. 2.406%, 10/30/2025	1,150	1,202,371
Wells Fargo Bank NA 2.082%, 09/09/2022	1,050	1,051,869
Zions Bancorp NA 3.50%, 08/27/2021	1,555	1,558,172

		44,910,575

Brokerage – 1.0%
Charles Schwab Corp. (The) 0.55% (SOFR + 0.50%), 03/18/2024(b)	3,000	3,019,500

Finance – 0.4%
Air Lease Corp. 2.30%, 02/01/2025	1,000	1,037,710
3.875%, 07/03/2023	300	317,838

		1,355,548

Other Finance – 0.4%
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/2023	1,180	1,248,947

REITs – 1.3%
American Tower Corp. 3.375%, 05/15/2024	2,100	2,245,929
Host Hotels & Resorts LP 3.875%, 04/01/2024	250	266,820
Series D 3.75%, 10/15/2023	1,275	1,343,493

		3,856,242

		54,390,812

	Principal Amount (000)	U.S. $ Value

Utility – 4.2%
Electric – 2.5%
Dominion Energy, Inc. 2.715%, 08/15/2021	$1,500	$1,501,185
Duke Energy Progress LLC Series A 0.335% (LIBOR 3 Month + 0.18%), 02/18/2022(b)	1,000	1,000,020
National Rural Utilities Cooperative Finance Corp. 3.05%, 02/15/2022	300	302,379
NextEra Energy Capital Holdings, Inc. 2.75%, 05/01/2025	1,630	1,737,694
Sempra Energy 3.55%, 06/15/2024	1,000	1,074,430
Southern California Edison Co. Series C 3.50%, 10/01/2023	1,775	1,873,566

		7,489,274

Natural Gas – 0.7%
Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	2,200	2,286,108

Other Utility – 1.0%
American Water Capital Corp. 3.40%, 03/01/2025	1,135	1,238,603
3.85%, 03/01/2024	1,650	1,776,126

		3,014,729

		12,790,111

Total Corporates - Investment Grade (cost $209,610,345)		211,098,104

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 16.9%
United States – 16.9%
Antonio B Won Pat International Airport Authority 2.499%, 10/01/2025(d)	740	756,578
California State University 0.862%, 11/01/2025	2,000	2,007,227
Central Texas Turnpike System Series 2020B 1.98%, 08/15/2042	1,000	1,015,096
Chicago Board of Education Series 2018C 5.00%, 12/01/2021	1,000	1,015,153
Chicago Housing Authority Series 2018B 3.324%, 01/01/2022	1,000	1,011,632
Chicago O’Hare International Airport Series 2020D 1.168%, 01/01/2024	2,000	2,025,392
City & County of Denver CO Airport System Revenue Series 2020C 1.115%, 11/15/2024	750	760,383
City of Glendale AZ (City of Glendale AZ COP) 0.897%, 07/01/2024	3,000	3,021,455

	Principal Amount (000)	U.S. $ Value

City of Houston TX Airport System Revenue Series 2020C 1.272%, 07/01/2024	$1,000	$1,019,113
City of Jacksonville FL (City of Jacksonville FL Lease) Series 2020C 0.594%, 10/01/2023	1,500	1,508,418
City of New York NY Series 2021D 0.59%, 08/01/2023	1,625	1,631,554
0.982%, 08/01/2025	1,065	1,071,680
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020A 1.864%, 11/01/2021	500	501,951
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019B 2.185%, 11/01/2021	800	803,886
2.237%, 11/01/2022	100	102,453
2.396%, 11/01/2023	1,050	1,096,121
County of Broward FL Airport System Revenue Series 2019C 2.384%, 10/01/2026	1,000	1,063,215
County of Riverside CA 2.363%, 02/15/2023	200	205,751
Florida Municipal Power Agency Series 2021 1.425%, 10/01/2026	1,000	1,012,368
Inland Empire Tobacco Securitization Corp. 3.678%, 06/01/2038	900	947,729
Massachusetts Development Finance Agency (Berklee College of Music, Inc.) 1.494%, 10/01/2023	385	390,769
Metropolitan Pier & Exposition Authority 3.00%, 06/15/2024(d)	1,000	1,043,214
Metropolitan Transportation Authority Series 2019A 5.00%, 11/15/2048	2,000	2,287,548
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) 2.366%, 09/01/2049	1,000	1,028,990
2.862%, 09/01/2049	2,000	2,031,329
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019H 5.25%, 09/01/2022(a)	1,000	1,054,357
Series 2021G 5.25%, 09/01/2023(a)	1,440	1,587,734
New Jersey Turnpike Authority Series 2021B 0.638%, 01/01/2024	1,000	1,003,147
0.897%, 01/01/2025	2,000	2,010,530

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020F 2.027%, 02/15/2023	$250	$256,723
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2020F 0.87%, 03/15/2025	1,400	1,394,723
Ohio Turnpike & Infrastructure Commission 1.746%, 02/15/2023	700	711,811
Pennsylvania Turnpike Commission Series 2019E 2.556%, 12/01/2025	760	805,337
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023	2,375	2,408,523
Port of Portland OR Airport Revenue Series 2020T 0.80%, 07/01/2022	600	600,758
1.00%, 07/01/2023	1,200	1,201,714
Reedy Creek Improvement District Series 2020A 1.549%, 06/01/2023	700	715,498
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	1,010	1,027,093
State of Connecticut Series 2021A 0.309%, 06/01/2023	150	150,017
0.508%, 06/01/2024	1,000	1,000,133
State of Hawaii Airports System Revenue Series 2020E 1.392%, 07/01/2025	1,000	1,012,784
Tobacco Settlement Finance Authority/WV Series 2020 3.00%, 06/01/2035	1,988	2,057,289
University of California Series 2022S 5.00%, 05/15/2024(d)	2,500	2,761,369

Total Local Governments - US Municipal Bonds (cost $50,651,853)		51,118,545

GOVERNMENTS - TREASURIES – 5.0%
United States – 5.0%
U.S. Treasury Notes 0.125%, 12/31/2022-05/31/2023 (cost $14,994,378)	15,000	14,992,187

ASSET-BACKED SECURITIES – 4.9%
Autos - Fixed Rate – 3.5%
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026	500	499,662
Carvana Auto Receivables Trust Series 2021-N1, Class C 1.30%, 01/10/2028	1,283	1,297,928

	Principal Amount (000)	U.S. $ Value

CPS Auto Receivables Trust Series 2021-A, Class C 0.83%, 09/15/2026(a)	$500	$500,622
Series 2021-B, Class C 1.23%, 03/15/2027(a)	1,000	1,001,228
DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026(a)	500	500,687
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026	2,000	2,003,097
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026(a)	850	849,717
JPMorgan Chase Bank NA - CACLN Series 2021-1, Class B 0.875%, 09/25/2028(a)	1,900	1,902,606
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95%, 03/16/2026(a)	2,000	2,002,774

		10,558,321

Other ABS - Fixed Rate – 1.0%
Affirm Asset Securitization Trust Series 2021-A, Class A 0.88%, 08/15/2025(a)	800	801,772
Series 2021-Z1, Class A 1.07%, 08/15/2025(a)	902	903,851
Domino’s Pizza Master Issuer LLC Series 2021-1A, Class A2I 2.662%, 04/25/2051(a)	798	832,545
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026(a)	3	2,544
Upstart Securitization Trust Series 2021-1, Class A 0.87%, 03/20/2031(a)	500	501,000

		3,041,712

Credit Cards - Fixed Rate – 0.4%
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.46%, 07/15/2025	1,085	1,089,398

Total Asset-Backed Securities (cost $14,619,917)		14,689,431

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.4%
Risk Share Floating Rate – 1.3%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 1.689% (LIBOR 1 Month + 1.60%), 07/25/2029(a) (b)	383	384,008

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.089% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	$65	$66,700
Series 2015-DNA1, Class M3 3.389% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	127	129,317
Series 2015-HQA1, Class M3 4.789% (LIBOR 1 Month + 4.70%), 03/25/2028(b)	214	219,061
Series 2016-DNA1, Class M3 5.642% (LIBOR 1 Month + 5.55%), 07/25/2028(b)	291	304,992
Series 2016-DNA4, Class M3 3.889% (LIBOR 1 Month + 3.80%), 03/25/2029(b)	233	241,635
Series 2016-HQA4, Class M3 3.989% (LIBOR 1 Month + 3.90%), 04/25/2029(b)	242	249,919
Series 2017-DNA3, Class M2 2.589% (LIBOR 1 Month + 2.50%), 03/25/2030(b)	250	255,371
Series 2019-DNA3, Class M2 2.139% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	54	54,916
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.489% (LIBOR 1 Month + 4.40%), 01/25/2024(b)	190	196,511
Series 2014-C03, Class 2M2 2.989% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	110	111,798
Series 2015-C01, Class 2M2 4.639% (LIBOR 1 Month + 4.55%), 02/25/2025(b)	2	1,721
Series 2016-C01, Class 1M2 6.839% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	372	395,992
Series 2016-C02, Class 1M2 6.089% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	395	414,640
Series 2016-C03, Class 1M2 5.389% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	187	196,112
Series 2016-C06, Class 1M2 4.339% (LIBOR 1 Month + 4.25%), 04/25/2029(b)	154	160,099
Series 2016-C07, Class 2M2 4.439% (LIBOR 1 Month + 4.35%), 05/25/2029(b)	136	142,552
Series 2017-C02, Class 2M2 3.739% (LIBOR 1 Month + 3.65%), 09/25/2029(b)	295	304,967
Series 2017-C06, Class 2M2 2.889% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	152	155,426

		3,985,737

	Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs Series 4029, Class LD 1.75%, 01/15/2027	$138	$140,745
Series 4459, Class CA 5.00%, 12/15/2034	31	34,230

		174,975

Total Collateralized Mortgage Obligations (cost $4,101,475)		4,160,712

COMMERCIAL MORTGAGE-BACKED SECURITIES – 1.3%
Non-Agency Floating Rate CMBS – 1.0%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.094% (LIBOR 1 Month + 1.00%), 11/15/2033(a) (b)	1,000	978,838
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.119% (LIBOR 1 Month + 1.03%), 12/19/2030(a) (b)	1,000	999,704
Invitation Homes Trust Series 2018-SFR4, Class A 1.189% (LIBOR 1 Month + 1.10%), 01/17/2038(a) (b)	322	322,693
Starwood Retail Property Trust Series 2014-STAR, Class A 1.563% (LIBOR 1 Month + 1.47%), 11/15/2027(a) (b)	975	643,484

		2,944,719

Non-Agency Fixed Rate CMBS – 0.3%
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 04/10/2031(a)	179	180,171
JPMorgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353%, 12/15/2047(a)	750	767,704
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049(a)	87	88,043

		1,035,918

	Principal Amount (000)	U.S. $ Value

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates Series K025, Class A1 1.875%, 04/25/2022	$11	$11,001

Total Commercial Mortgage-Backed Securities (cost $4,299,512)		3,991,638

CORPORATES - NON-INVESTMENT GRADE – 1.1%
Industrial – 1.1%
Communications - Telecommunications – 0.5%
T-Mobile USA, Inc. 2.625%, 04/15/2026	1,402	1,435,802

Consumer Non-Cyclical – 0.3%
Newell Brands, Inc. 4.70%, 04/01/2026	613	682,944
4.875%, 06/01/2025	183	203,009

		885,953

Energy – 0.3%
Western Midstream Operating LP 4.00%, 07/01/2022	945	955,130

Total Corporates - Non-Investment Grade (cost $3,222,367)		3,276,885

SHORT-TERM INVESTMENTS – 0.5%
Short-Term Municipal Notes – 0.4%
New York – 0.4%
New York Transportation Development Corp. (JFK International Air Terminal LLC) 1.36%, 12/01/2021 (cost $1,300,000)	1,300	1,303,797

	Shares

Investment Companies – 0.1%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(e) (f) (g) (cost $453,737)	453,737	453,737

Total Short-Term Investments (cost $1,753,737)		1,757,534

Total Investments – 100.9% (cost $303,253,584)(h)		305,085,036
Other assets less liabilities – (0.9)%		(2,760,457)

Net Assets – 100.0%		$302,324,579

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	25,950	04/30/2023	3 Month LIBOR	0.279%	Quarterly/ Semi-Annual	$39,195	$—	$39,195
USD	4,820	08/19/2025	0.338%	3 Month LIBOR	Semi-Annual/ Quarterly	57,356	—	57,356
USD	5,700	09/23/2025	0.340%	3 Month LIBOR	Semi-Annual/ Quarterly	73,524	—	73,524
USD	13,140	03/16/2026	0.458%	3 Month LIBOR	Semi-Annual/ Quarterly	154,782	—	154,782

						$324,857	$—	$324,857

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)%	Monthly	5.16%	USD	105	$8,477	$3,458	$5,019
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 9, 09/17/2058*	(3.00)	Monthly	5.16	USD	1,560	126,074	133,931	(7,857)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	10.00	USD	2,500	(219,639)	22,905	(242,544)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	32	(8,442)	(3,076)	(5,366)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	59	(15,565)	(7,787)	(7,778)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	180	(47,472)	(17,037)	(30,435)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	18	$(4,749)	$(1,746)	$(3,003)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	224	(59,077)	(21,757)	(37,320)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	335	(88,378)	(31,702)	(56,676)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	291	(76,071)	(26,729)	(49,342)
JPMorgan Securities, LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,066	(281,229)	(156,226)	(125,003)

						$(666,071)	$(105,766)	$(560,305)

*	Termination date

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $22,535,088 or 7.5% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(c)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(d)	When-Issued or delayed delivery security.
(e)	Affiliated investments.
(f)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(g)	The rate shown represents the 7-day yield as of period end.
(h)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $2,676,569 and gross unrealized depreciation of investments was $(1,080,565), resulting in net unrealized appreciation of $1,596,004.

Glossary:

ABS – Asset-Backed Securities

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

AB Taxable Multi-Sector Income Shares

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$211,098,104	$—	$211,098,104
Local Governments - US Municipal Bonds	—	51,118,545	—	51,118,545
Governments - Treasuries	—	14,992,187	—	14,992,187
Asset-Backed Securities	—	14,689,431	—	14,689,431
Collateralized Mortgage Obligations	—	4,160,712	—	4,160,712
Commercial Mortgage-Backed Securities	—	3,991,638	—	3,991,638
Corporates - Non-Investment Grade	—	3,276,885	—	3,276,885
Short-Term Investments:
Short-Term Municipal Notes	—	1,303,797	—	1,303,797
Investment Companies	453,737	—	—	453,737

Total Investments in Securities	453,737	304,631,299	—	305,085,036
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	324,857	—	324,857
Credit Default Swaps	—	134,551	—	134,551
Liabilities:
Credit Default Swaps	—	(800,622)	—	(800,622)

Total	$453,737	$304,290,085	$—	$304,743,822

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended July 31, 2021 is as follows:

Fund	Market Value 04/30/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$2,862	$31,367	$33,775	$454	$0	**

**	Amount less than $500.